Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
June 30, 2024
F50-NPRT1-0824
1.833437.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/11/24 to 9/26/24 (b) (Cost $26,179,565)	26,290,000	26,179,981

Domestic Equity Funds - 52.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	29,065,247	357,793,188
Fidelity Series Blue Chip Growth Fund (c)	49,717,182	981,914,338
Fidelity Series Commodity Strategy Fund (c)	1,630,828	158,630,631
Fidelity Series Growth Company Fund (c)	74,255,841	1,826,693,696
Fidelity Series Intrinsic Opportunities Fund (c)	28,480,734	328,382,859
Fidelity Series Large Cap Stock Fund (c)	75,502,089	1,732,017,911
Fidelity Series Large Cap Value Index Fund (c)	34,419,899	539,359,819
Fidelity Series Opportunistic Insights Fund (c)	45,638,769	1,090,310,187
Fidelity Series Small Cap Core Fund (c)	4,008,031	46,172,514
Fidelity Series Small Cap Discovery Fund (c)	12,957,412	143,438,553
Fidelity Series Small Cap Opportunities Fund (c)	33,501,768	500,516,409
Fidelity Series Stock Selector Large Cap Value Fund (c)	87,719,821	1,203,515,949
Fidelity Series Value Discovery Fund (c)	70,342,917	1,076,246,632
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,007,637,261)		9,984,992,686

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	34,873,633	526,243,120
Fidelity Series Emerging Markets Fund (c)	55,161,082	508,033,566
Fidelity Series Emerging Markets Opportunities Fund (c)	108,955,268	2,049,448,591
Fidelity Series International Growth Fund (c)	81,533,549	1,493,694,609
Fidelity Series International Small Cap Fund (c)	15,784,940	269,133,233
Fidelity Series International Value Fund (c)	119,142,633	1,505,962,875
Fidelity Series Overseas Fund (c)	106,738,654	1,501,812,856
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,432,071,921)		7,854,328,850

Bond Funds - 5.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	913,032	8,838,154
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,192,789	9,100,978
Fidelity Series Emerging Markets Debt Fund (c)	12,381,836	96,702,137
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,324,270	29,419,792
Fidelity Series Floating Rate High Income Fund (c)	2,012,751	18,074,502
Fidelity Series High Income Fund (c)	11,751,384	98,946,653
Fidelity Series International Credit Fund (c)	612,771	4,969,571
Fidelity Series Long-Term Treasury Bond Index Fund (c)	146,711,584	805,446,594
Fidelity Series Real Estate Income Fund (c)	1,871,722	18,136,986
TOTAL BOND FUNDS (Cost $1,384,081,632)		1,089,635,367

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $29,269,582)	29,263,730	29,269,582

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $14,879,239,961)	18,984,406,466
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,850,063)
NET ASSETS - 100.0%	18,972,556,403

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	196	Sep 2024	22,963,360	20,124	20,124
ICE MSCI Emerging Markets Index Contracts (United States)	1,149	Sep 2024	62,517,090	125,303	125,303

TOTAL EQUITY INDEX CONTRACTS					145,427

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,382	Sep 2024	701,920,281	4,345,731	4,345,731
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,565	Sep 2024	379,951,016	1,751,531	1,751,531
CBOT Long Term U.S. Treasury Bond Contracts (United States)	701	Sep 2024	82,937,063	713,551	713,551

TOTAL TREASURY CONTRACTS					6,810,813

TOTAL PURCHASED					6,956,240

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	646	Sep 2024	178,344,450	(336,432)	(336,432)

TOTAL FUTURES CONTRACTS					6,619,808
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,179,981.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	17,969,445	112,111,948	100,811,488	260,128	(323)	-	29,269,582	0.1%
Total	17,969,445	112,111,948	100,811,488	260,128	(323)	-	29,269,582

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,693,870	129,277	103,113	4,557	118	118,002	8,838,154
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,041,667	128,293	103,416	3,573	(8,917)	43,351	9,100,978
Fidelity Series All-Sector Equity Fund	342,912,438	4,516,199	4,268,889	-	52,872	14,580,568	357,793,188
Fidelity Series Blue Chip Growth Fund	949,530,781	16,565,728	70,407,912	-	16,814,378	69,411,363	981,914,338
Fidelity Series Canada Fund	518,264,132	21,889,570	5,926,090	-	490,999	(8,475,491)	526,243,120
Fidelity Series Commodity Strategy Fund	122,579,707	35,891,276	3,085,329	-	80,461	3,164,516	158,630,631
Fidelity Series Emerging Markets Debt Fund	93,593,976	4,825,171	1,123,898	1,410,123	6,308	(599,420)	96,702,137
Fidelity Series Emerging Markets Debt Local Currency Fund	29,840,574	349,219	301,113	-	(6,709)	(462,179)	29,419,792
Fidelity Series Emerging Markets Fund	487,795,753	6,521,934	10,811,910	-	(14,307)	24,542,096	508,033,566
Fidelity Series Emerging Markets Opportunities Fund	1,968,309,731	45,547,161	68,243,181	-	(8,146,492)	111,981,372	2,049,448,591
Fidelity Series Floating Rate High Income Fund	17,766,005	654,604	207,022	405,162	(34)	(139,051)	18,074,502
Fidelity Series Government Money Market Fund 5.42%	263,754	-	263,754	428	-	-	-
Fidelity Series Growth Company Fund	1,772,438,983	36,931,716	141,941,583	-	16,016,964	143,247,616	1,826,693,696
Fidelity Series High Income Fund	95,642,829	4,866,241	1,113,004	1,508,008	(6,348)	(443,065)	98,946,653
Fidelity Series International Credit Fund	4,945,986	66,068	12,582	66,068	(16)	(29,885)	4,969,571
Fidelity Series International Growth Fund	1,472,931,821	61,475,785	16,621,788	-	914,665	(25,005,874)	1,493,694,609
Fidelity Series International Small Cap Fund	274,691,205	4,889,556	3,092,671	-	168,105	(7,522,962)	269,133,233
Fidelity Series International Value Fund	1,484,810,124	50,257,874	34,422,821	-	1,829,611	3,488,087	1,505,962,875
Fidelity Series Intrinsic Opportunities Fund	333,545,044	9,143,125	3,703,233	-	(238,435)	(10,363,642)	328,382,859
Fidelity Series Large Cap Stock Fund	1,670,460,792	34,703,759	49,849,613	-	3,932,750	72,770,223	1,732,017,911
Fidelity Series Large Cap Value Index Fund	524,288,255	32,271,824	5,842,431	-	385,749	(11,743,578)	539,359,819
Fidelity Series Long-Term Treasury Bond Index Fund	891,345,154	52,690,330	116,841,281	7,093,235	(58,766,062)	37,018,453	805,446,594
Fidelity Series Opportunistic Insights Fund	1,056,183,422	24,966,695	62,747,023	-	7,929,807	63,977,286	1,090,310,187
Fidelity Series Overseas Fund	1,476,832,691	44,084,460	18,679,207	-	606,731	(1,031,819)	1,501,812,856
Fidelity Series Real Estate Income Fund	17,796,021	530,390	206,732	280,948	(876)	18,183	18,136,986
Fidelity Series Short-Term Credit Fund	1,232,687	-	1,226,430	1,415	26,221	(32,478)	-
Fidelity Series Small Cap Core Fund	46,735,192	641,407	111,414	219,369	11,427	(1,104,098)	46,172,514
Fidelity Series Small Cap Discovery Fund	144,639,070	19,540,298	1,611,538	8,557,045	15,696	(19,144,973)	143,438,553
Fidelity Series Small Cap Opportunities Fund	489,499,624	27,553,543	5,419,381	-	316,050	(11,433,427)	500,516,409
Fidelity Series Stock Selector Large Cap Value Fund	1,169,678,219	73,908,124	13,032,909	-	577,618	(27,615,103)	1,203,515,949
Fidelity Series Value Discovery Fund	1,044,580,595	79,021,275	11,683,480	-	761,279	(36,433,037)	1,076,246,632
	18,520,870,102	694,560,902	653,004,748	19,549,931	(16,250,387)	382,781,034	18,928,956,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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